Organization and Description of Business - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Balance sheet date spot rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1636	7.2993	7.2672
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2526	7.1957	7.215